Restricted Net Assets	12 Months Ended
Dec. 31, 2014
Restricted Net Assets
Restricted Net Assets

11.  Restricted Net Assets

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. The reserve fund was recorded in the retained earnings, while the amounts of which as of December 31, 2013 and 2014 were RMB70, 059 and RMB78, 513 ($12.7 million), respectively. In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries, the PRC subsidiaries share capital of RMB603,466 ($97.3 million) at December 31, 2014 is also considered restricted and not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.